EARNINGS FROM ASSOCIATES - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Earnings from associates	£ 39,000,000	£ 36,000,000	£ 70,000,000
Interests in associates	231,000,000	253,000,000	287,000,000
Kantar
Disclosure of associates [line items]
Non-refundable distribution received	2,000,000	£ 2,000,000	£ 45,000,000
Interests in associates	£ 0